Vessels, net - Additional Information (Detail)	Dec. 31, 2021 USD ($) Vessels	Dec. 31, 2020 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 330,000	$ 502,000
Variable Interest Entities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	83,600,000	82,900,000
Property, plant and equipment, net	69,600,000	71,000,000.0
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	1,417,100	1,084,000,000
Property, plant and equipment, net	$ 1,046,400,000	$ 839,000,000
Number of vessels contracted | Vessels	26	19
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,576,800,000	$ 1,359,000,000